Property Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property Plant And Equipment

3. PROPERTY, PLANT & EQUIPMENT

       The following table summarizes the components of the electric generation and distribution assets and other property, plant and equipment with their estimated useful lives:

	Estimated	December 31,
	Useful Life	2010	2009

		(in millions)
Electric generation and distribution facilities	3 - 62 yrs.	$24,374	$22,680
Other buildings	3 - 50 yrs.	2,211	1,922
Furniture, fixtures and equipment	3 - 31 yrs.	729	684
Other	1 - 50 yrs.	858	686
Total electric generation and distribution assets and other		28,172	25,972
Accumulated depreciation		(9,145)	(8,576)
Net electric generation and distribution assets and other(1)		$19,027	$17,396

  Net electric generation and distribution assets and other related to our businesses included in discontinued operations of $7 million and $1,493 million as of December 31, 2010 and 2009, respectively, were excluded from the table above and were included in the noncurrent assets of discontinued and held for sale businesses.

The amounts as of December 31, 2010 in the table above are stated net of impairment losses recognized in 2010 as further discussed in Note 19 – Impairment Expense.

The following table summarizes interest capitalized during development and construction on qualifying assets for the years ended December 31, 2010, 2009 and 2008:

	December 31,
	2010	2009	2008

	(in millions)
Interest capitalized during development and construction	$193	$183	$172

Recoveries of liquidated damages from construction delays and government subsidies are reflected as a reduction in the related projects' construction costs. Approximately $12.2 billion of property, plant and equipment, net of accumulated depreciation, was mortgaged, pledged or subject to liens as of December 31, 2010.

Depreciation expense, including the amortization of assets recorded under capital leases, was $1.1 billion, $944 million and $899 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Net electric generation and distribution assets and other include unamortized internal use software costs of $170 million and $178 million as of December 31, 2010 and 2009, respectively. Amortization expense associated with software costs was $51 million, $48 million and $41 million for the years ended December 31, 2010, 2009 and 2008.

The following table summarizes regulated and non-regulated generation and distribution property, plant and equipment and accumulated depreciation as of December 31, 2010 and 2009:

	December 31,
	2010	2009

	(in millions)
Regulated assets	$12,488	$11,744
Regulated accumulated depreciation	(5,123)	(4,830)
Regulated generation, distribution assets, and other, net	7,365	6,914
Non-regulated assets	15,684	14,228
Non-regulated accumulated depreciation	(4,022)	(3,746)
Non-regulated generation, distribution assets, and other, net	11,662	10,482
Net electric generation and distribution assets, and other	$19,027	$17,396

The following table summarizes the amounts recognized, which were related to asset retirement obligations, for the years ended December 31, 2010 and 2009:

	2010	2009

	(in millions)
Balance at January 1	$67	$47
Additional liabilities incurred	19	17
Accretion expense	5	3
Change in estimated cash flows	1	-
Balance at December 31	$92	$67

The Company's asset retirement obligations covered by the relevant guidance primarily include active ash landfills, water treatment basins and the removal or dismantlement of certain plant and equipment. The fair value of legally restricted assets for purposes of settling asset retirement obligations was $12 million and $0 at December 31, 2010 and 2009, respectively.